August 6, 2012

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.  20549

Re:	Initial Registration Statement on Form N-4 for  First Symetra Separate
	Account S
	File No. 811-07949: First Symetra True Variable Annuity

Commissioners:

On behalf of First Symetra National Life Insurance Company of New York ("First Symetra") and the First Symetra Separate Account S ("Separate Account"), we are electronically transmitting for filing under the Securities Act of 1933 ("Securities Act") an initial registration statement on Form N-4 ("Registration Statement") to register an individual flexible premium deferred variable annuity contract ("First Symetra True Variable Annuity Contract") under the Securities Act. The First Symetra True Variable Annuity Contract will be issued through the Separate Account. The Separate Account has previously registered as a unit investment trust under the Investment Company Act of 1940 in connection with other variable annuity contracts (File No. 811-07949).

The Registration Statement does not include financial statements. These items, along with certain additional updating information and any exhibits not included with this filing, will be filed in a pre-effective amendment to the Registration Statement.

In connection with the above referenced filing and subsequent comments made by the Commission, First Symetra on behalf of the Separate Account acknowledges that:

	-	The Separate Account is responsible for the adequacy and
		accuracy of the disclosures in the filings;
	-	The Staff's comments or suggested changes to the disclosure in
		response to staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and
	-	The Separate Account may not assert staff comments as a
		defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Thank you for your attention to this matter. Please direct any questions or comments regarding the Registration Statement to the undersigned at 425-256-8589 (or by e-mail to calvin.eib@symetra.com or fax to 425-256-6080).


Very truly yours,

/s/  Calvin E. Eib

Calvin E. Eib
Senior Counsel